General - Additional Information (Detail)							5 Months Ended	12 Months Ended			26 Months Ended
	Nov. 05, 2018 USD ($) $ / shares	Mar. 16, 2017 CAD ($)	Dec. 23, 2016 USD ($)	Nov. 23, 2016 USD ($)	Mar. 15, 2016 USD ($)	Oct. 01, 2015 CAD ($)	Aug. 18, 2016 $ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares	Jan. 11, 2019 $ / shares shares
General [Line Items]
Shares repurchase program, authorized amount				$ 250,000,000	$ 250,000,000
Shares repurchase program expiration date				Jan. 11, 2019	Aug. 18, 2016
Treasury stock, shares purchased | shares							1,801,099	888,719	1,085,694	2,252,725	2,493,378
Treasury stock, average price per share | $ / shares							$ 138.80	$ 95.05			$ 100.28
Special cash dividend declared date								Nov. 05, 2018
Special cash dividend declared on ordinary shares	$ 500,000,000
Special cash dividend paid per share on ordinary shares | $ / shares	$ 12.86
Date of special cash dividend paid on ordinary shares								Dec. 28, 2018
Special cash dividend to stareholders of record date on ordinary shares								Dec. 11, 2018
Zalicus Pharmaceuticals [Member]
General [Line Items]
Purchase price of acquisition in cash						$ 5,000,000
Purchase price to be paid in the form of promissory note						$ 5,000,000
Promissory notes maturity date								Jul. 01, 2017
Thallion Pharmaceuticals Inc. [Member]
General [Line Items]
Total consideration		$ 2,700
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder | shares								29,497,813
Percentage of ordinary shares owned by majority share holder								76.50%
Vote attributable to share equity								84.40%
Strongbridge Biopharma plc [Member]
General [Line Items]
Upfront payments received			$ 8,500,000